UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-4915

                          DNP Select Income Fund Inc.

(Exact name of registrant as specified in charter)

  200 South Wacker Drive, Suite 500, Chicago, Illinois                 60606

(Address of principal executive offices)                        (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
DNP Select Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 368-5510

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments.

See the Statement of Net Assets below.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS
JANUARY 31, 2014
(Unaudited)

		Value
Shares	Description	(Note 1)

COMMON STOCKS & MLP INTERESTS--113.8%

	ELECTRIC, GAS AND WATER--84.6%
1,500,000	Alliant Energy Corp.(a)	$ 77,940,000
1,500,000	Ameren Corp.	56,760,000
1,000,000	American Water Works Co.	42,570,000
3,071,300	CenterPoint Energy Inc.(a)(b)	71,868,420
1,007,443	Cleco Corp.	49,223,665
2,500,000	CMS Energy Corp.(a)	69,475,000
1,400,000	Dominion Resources, Inc.(a)(b)	95,074,000
1,000,000	DTE Energy Co.(a)	68,220,000
800,000	Duke Energy Corp.	56,496,000
1,600,000	Enbridge Inc. (Canada)(a)(b)	67,184,000
1,500,000	Great Plains Energy Inc.(a)	37,020,000
900,000	Kinder Morgan Inc.(a)	30,609,000
188,673	National Grid plc ADR (United Kingdom)	12,222,237
4,796,214	National Grid plc (United Kingdom)	62,191,653
1,000,000	NextEra Energy, Inc.(a)(b)	91,930,000
2,000,000	NiSource Inc.(a)(b)	68,740,000
2,000,000	Northeast Utilities Inc.(a)	87,600,000
800,000	Northwest Natural Gas Co.(a)	33,248,000
1,000,000	OGE Energy Corp.	34,070,000
2,000,000	Pepco Holdings Inc.(a)	38,860,000
1,000,000	Piedmont Natural Gas Co.	33,020,000
1,300,000	Pinnacle West Capital Corp.	68,419,000
1,500,000	PPL Corp.(a)	45,855,000
1,800,000	Public Service Enterprise Group Inc.(a)	60,012,000
1,900,000	Questar Corp.(a)	44,308,000
1,000,000	Sempra Energy(a)	92,710,000
1,500,000	Southern Co.(a)	61,860,000
1,915,000	Spectra Energy Corp.(a)	68,844,250
3,000,000	TECO Energy Inc.(a)(b)	49,140,000
1,000,000	TransCanada Corp. (Canada)(a)	43,440,000
1,500,000	Vectren Corp.(a)	54,780,000
2,000,000	Westar Energy Inc.(a)(b)	66,340,000
1,000,000	WGL Holdings Inc.	37,780,000
1,650,000	The Williams Companies, Inc.(a)	66,808,500
1,000,000	Wisconsin Energy Corp.	42,670,000
2,700,000	Xcel Energy Inc.(a)	78,057,000
		2,065,345,725

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS — (Continued)
JANUARY 31, 2014
(Unaudited)

		Value
Shares	Description	(Note 1)

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--16.1%
466,800	Access Midstream Partners LP	$ 26,164,140
453,000	Atlas Pipeline Partners LP	15,143,790
307,000	DCP Midstream Partners LP	15,420,610
559,000	El Paso Pipelines Partners LP	18,340,790
684,000	Enbridge Energy Partners LP	20,095,920
696,000	Energy Transfer Equity LP	29,037,120
383,000	Enterprise Products Partners LP	25,423,540
316,000	EQT Midstream Partners LP	19,655,200
282,000	Genesis Energy LP	15,518,460
242,000	Kinder Morgan Energy Partners LP	19,234,160
228,000	Linn Energy LLC	7,482,960
470,090	Magellan Midstream Partners LP	31,242,181
295,500	MarkWest Energy Partners LP	20,741,145
292,000	ONEOK Partners LP	15,134,360
475,610	Plains All American Pipeline LP	24,013,549
268,000	Spectra Energy Partners LP	11,872,400
162,000	Sunoco Logistics Partners LP	12,729,960
392,000	Targa Resources Partners LP	20,583,920
24,029	Tesoro Logistics LP	1,277,382
50,000	Valero Energy Partners LP	1,777,500
294,000	Western Gas Partners LP	17,481,240
483,000	Williams Partners LP	24,198,300
		392,568,627

	TELECOMMUNICATIONS--13.1%
1,708,260	AT&T Inc.(a)(b)	56,919,223
939,200	BCE Inc. (Canada)(a)	39,418,224
1,600,000	CenturyLink Inc.(a)(b)	46,176,000
3,518,491	Frontier Communications Corp.(a)(b)	16,536,908
1,000,000	Orange SA (France)	12,374,298
1,515,800	Telus Corp. (Canada)	52,926,225
1,380,000	Verizon Communications Inc.(a)(b)	66,267,600
4,000,000	Windstream Holdings, Inc.	29,920,000
		320,538,478
	Total Common Stocks & MLP Interests (Cost $2,240,021,904)	2,778,452,830

PREFERRED STOCKS--1.7%

	NON-UTILITY--1.7%
100,000	Public Storage 6 7/8% Series O Perpetual	2,583,000
600,000	Realty Income Corp. 6 5/8% Series F Perpetual	14,676,000
400,000	Regency Centers Corp. 6 5/8% Series 6 Perpetual	9,444,000
234,900	Vornado Realty Trust 6 5/8% Series G Perpetual	5,731,560
350,000	Vornado Realty Trust 6 5/8% Series I Perpetual	8,400,000
		40,834,560
	Total Preferred Stocks (Cost $41,261,811)	40,834,560

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS — (Continued)
JANUARY 31, 2014
(Unaudited)

		Value
Par Value	Description	(Note 1)

BONDS--23.7%

	ELECTRIC, GAS AND WATER--17.6%
$ 22,000,000	Arizona Public Service Co.
	6 7/8%, due 8/01/36(a)	$ 28,276,556
10,450,000	Atmos Energy Corp.
	8 1/2%, due 3/15/19(a)(b)	13,503,427
11,000,000	Cleveland Electric Illuminating Co.
	8 7/8%, due 11/15/18(a)	14,018,191
6,750,000	Commonwealth Edison Company
	6.95%, due 7/15/18	8,033,621
15,305,000	Consolidated Edison Co. of New York
	7 1/8%, due 12/01/18(a)	18,891,788
9,354,000	Dominion Resources Inc.
	6.40%, due 6/15/18(a)(b)	10,995,225
10,000,000	DPL Capital Trust II
	8 1/8%, due 9/01/31	9,678,150
4,125,000	Duke Energy Corp.
	6.30%, due 2/01/14	4,125,000
6,488,000	Energy Transfer Partners
	7.60%, due 2/01/24	7,939,126
8,850,000	Energy Transfer Partners
	8 1/4%, due 11/15/29	11,006,559
5,000,000	Entergy Louisiana LLC
	6.30%, due 9/01/35	4,994,090
20,000,000	Entergy Texas Inc.
	7 1/8%, due 2/01/19(a)(b)	23,937,920
5,000,000	Enterprise Products Operating LLC
	6 1/2%, due 1/31/19	5,980,885
12,826,000	EQT Corp.
	8 1/8%, due 6/01/19(a)(b)	15,779,712
14,376,000	Exelon Generation Co. LLC
	6.20%, due 10/01/17(a)	16,273,589
15,060,000	FPL Group Capital Inc.
	7 7/8%, due 12/15/15(a)(b)	16,968,719
10,000,000	Georgia Power Co.
	5.70%, due 6/01/17(a)(b)	11,424,070
10,618,000	Indiana Michigan Power Co.
	7.00%, due 3/15/19(a)(b)	12,861,828
8,030,000	Kinder Morgan, Inc.
	6.85%, due 2/15/20	9,624,308
14,445,000	Magellan Midstream Partners, LP
	6.40%, due 7/15/18(a)	17,079,696
5,000,000	Metropolitan Edison Co.
	7.70%, due 1/15/19	6,107,880

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS — (Continued)
JANUARY 31, 2014
(Unaudited)

		Value
Par Value	Description	(Note 1)

$ 12,000,000	National Fuel Gas Co.
	8 3/4%, due 5/01/19(a)	$ 15,114,132
10,000,000	National Grid PLC (United Kingdom)
	6.30%, due 8/01/16	11,250,900
3,350,000	Nevada Power Co.
	7 1/8%, due 3/15/19	4,124,825
10,345,000	Oncor Electric Delivery Co. LLC
	7.00%, due 9/01/22(a)	12,644,797
11,000,000	ONEOK, Inc.
	6.00%, due 6/15/35(a)	10,741,610
9,000,000	ONEOK Partners, LP
	8 5/8%, due 3/01/19	11,437,344
5,000,000	PPL Energy Supply LLC
	6 1/2%, due 5/01/18	5,635,865
14,000,000	Progress Energy Inc.
	7.05%, due 3/15/19(a)	16,954,490
5,130,000	Public Service New Mexico
	7 1/2%, due 8/01/18	6,019,383
15,169,000	Sempra Energy
	6 1/2%, due 6/01/16(a)	17,069,873
5,000,000	Sempra Energy
	6.15%, due 6/15/18	5,843,700
12,940,000	Spectra Energy
	6.20%, due 4/15/18	14,817,128
2,615,000	Spectra Energy
	6 3/4%, due 7/15/18	3,023,468
9,140,000	TransCanada PipeLines Ltd. (Canada)
	7 1/8%, due 1/15/19	11,184,234
14,380,000	Williams Partners, LP
	7 1/4%, due 2/01/17(a)	16,698,344
		430,060,433

	TELECOMMUNICATIONS--5.4%
10,000,000	BellSouth Capital Funding Corp.
	7 7/8%, due 2/15/30(a)	12,326,560
15,000,000	Centurytel Inc.
	6 7/8%, due 1/15/28(a)	13,950,000
5,900,000	Comcast Corp.
	7.05%, due 3/15/33	7,540,188
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, due 10/01/30(a)(b)	19,664,730
10,311,000	Rogers Wireless Inc. (Canada)
	7 1/2%, due 3/15/15(a)	11,095,801
10,000,000	TCI Communications Inc.
	8 3/4%, due 8/01/15(a)(b)	11,183,120
5,000,000	TCI Communications Inc.
	7 1/8%, due 2/15/28	6,311,765
23,304,000	Time Warner Cable Inc.
	7 1/2%, due 4/01/14(a)(b)	23,560,670
15,500,000	Verizon Global Funding Corp.
	7 3/4%, due 12/01/30(a)(b)	20,268,792
5,000,000	Vodafone Group PLC (United Kingdom)
	7 7/8%, due 2/15/30	6,539,900
		132,441,526

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS — (Continued)
JANUARY 31, 2014
(Unaudited)

		Value
Par Value	Description	(Note 1)

	NON-UTILITY--0.7%
$ 8,000,000	Dayton Hudson Corp.
	9 7/8%, due 7/01/20	$ 10,869,512
200,000	Vornado Realty LP
	7 7/8%, due 10/01/39	5,230,000
		16,099,512
	Total Bonds (Cost $557,530,482)	578,601,471

TOTAL INVESTMENTS--139.2% (Cost $2,838,814,197)		3,397,888,861
Borrowings--(35.3%)		(861,800,000)
Other assets less liabilities--(3.9%)		(94,825,176)
NET ASSETS APPLICABLE TO COMMON STOCK--100.0%		$2,441,263,685

(a) All or a portion of this security has been segregated and made available for loan.

(b) All or a portion of this security has been loaned.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund's investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.  For more information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements contained in its annual report.  The following is a summary of the inputs used to value each of the Fund's investments at January 31, 2014:

	Level 1	Level 2
Common stocks & MLP interests	$2,778,452,830	-
Preferred stocks	40,834,560	-
Bonds	-	$578,601,471
Total	$2,819,287,390	$578,601,471

There were no Level 3 priced securities held and there were no transfers between Level 1 and Level 2 related to securities held at January 31, 2014.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS — (Continued)
JANUARY 31, 2014
(Unaudited)

Note 2. Federal Tax Cost

At October 31, 2013, the Fund's most recent fiscal tax year end, the federal tax cost of investments and aggregate gross unrealized appreciation (depreciation) were as follows:

	Unrealized	Unrealized	Net Unrealized
Federal Tax Cost	Appreciation	Depreciation	Appreciation
$2,863,733,755	$672,974,447	($116,820,710)	$556,153,737

The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of investments is primarily attributable to MLP earnings and basis adjustments, the tax deferral of wash sale losses, the accretion of market discount and amortization of premiums and alternative tax treatment of certain securities.

Other information regarding the Fund is available on the Fund's website at www.dnpselectincome.com or the Securities and Exchange Commission's website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)           There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibit 99.CERT           Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DNP SELECT INCOME FUND INC.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	March 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	March 14, 2014

By (Signature and Title)	/s/Alan m. Meder
Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial and Accounting Officer)

Date	March 14, 2014